SHORT-TERM BANK LOANS	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

NOTE 8 — SHORT-TERM BANK LOANS

On November 30, 2012 and December 21, 2012, the Company obtained a loan of $5,525,000 (RMB 34,000,000) from Agricultural Development Bank of China, the principal of which would be repaid on November 19, 2013. The interest was calculated using an annual fixed interest rate of 6.00% and paid monthly. The loan was secured by the Company’s real property, inventory and equipment and guaranteed by Xingping Hou, CEO of the Company and Youhua Yu, wife of Xingping Hou. The principal was paid off in October and November 2013.
On November 28 and December 4, 2013, the Company entered into two short-term bank loan agreements with Agricultural Development Bank of China for $2,617,600 (RMB 16,000,000) and $2,944,800 (RMB 18,000,000). Pursuant to the Loan Agreements, the principle will be repaid on September 27, 2014 and October 3, 2014. The interest is being calculated using an annual fixed interest rate of 6.00% and is being paid monthly. The loan is secured by the Company’s real property, navel orange orchards and equipment, and guaranteed by Xingping Hou, CEO of the Company. The loan is also guaranteed by Ganzhou Guoruitai Guarantee Co., Ltd., an unrelated party, with a maximum exposure limit of $1,963,200 (RMB 12,000,000). On November 20 and December 4, 2013, Xingping Hou, CEO of the Company and Jiangjunhong Industrial Group Co., Ltd., a Chinese Corporation owned by Xingping Hou, jointly entered into a cross-guarantee agreement with Ganzhou Guoruitai Guarantee Co, Ltd. Pursuant to the cross-guarantee agreements, the Company paid $49,080 (RMB 300,000) to the guarantor as a guarantee fee for the above bank loans. The term of these guarantees are for two years. On the date of the loan expiration, should the Company fail to make their debt payment, Jiangjunhong Industrial Group Co., Ltd. and Xingping Hou will be obligated to perform under the cross guarantees by primarily making the required payments, including late fees and penalties. In addition, on December 3, 2013, the Company paid Ganzhou Guoruitai Guarantee Co, Ltd $392,640 (RMB 2,400,000) as a security deposit for the guarantee. These bank loans are for working capital purposes.

Note 9 – Short-Term Bank Loans

Short-term bank loans consist of the following:

	September	September
	30, 2013	30, 2012
On November 17, 2011, the Company obtained a loan from Agricultural Development Bank of China, the principal of which was repaid in full on November 16, 2012. The interest was calculated using an annual fixed interest rate of 6.56% and payable monthly. The loan was secured by the Company’s real property and equipment and guaranteed by Xingping Hou, CEO of the Company and Youhua Yu, wife of Xingping Hou.	$-	$4,163,290
On November 30, 2012 and December 21, 2012, the Company obtained loans from Agricultural Development Bank of China, the principal of which would be repaid on November 19, 2013. The interest was calculated using an annual fixed interest rate of 6.00% and payable monthly. The loan was secured by the Company’s real property, inventory and equipment and guaranteed by Xingping Hou, CEO of the Company and Youhua Yu, wife of Xingping Hou. The principal was paid off in October and November 2013.	$5,542,000	$-
Total	$5,542,000	$4,163,290